Consolidated Balance Sheets (parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 1.00	$ 1.00
Ordinary shares, authorized	75,000,000	75,000,000
Ordinary shares, issued	60,705,823	56,533,118